Cash flows from operating activities (Tables)	12 Months Ended
Dec. 31, 2020
Cash Flow Statement [Abstract]
Schedule of cash flow disclosures

		Year ended December 31, 2020	Year ended December 31, 2019	Year ended December 31, 2018
	Note	€m	€m	€m
Cash flows from operating activities
Profit for the period		225.1	153.6	170.5
Adjustments for:
Exceptional items	7	20.6	54.5	17.7
Non-cash fair value purchase price adjustment of inventory	5	—	—	5.7
Share based payments expense		9.0	14.9	13.0
Depreciation and amortization		67.6	68.3	46.3
Loss on disposal and impairment of property, plant and equipment		0.9	0.6	0.3
Net finance costs	10	63.7	73.2	56.0
Taxation	11	70.4	56.7	56.6
Operating cash flow before changes in working capital, provisions and exceptional items		457.3	421.8	366.1
(Increase)/decrease in inventories		(12.7)	23.5	(20.2)
Increase in trade and other receivables		(1.8)	(34.4)	(10.8)
Increase/(decrease) in trade and other payables		107.2	(40.6)	64.5
Increase/(decrease) in employee benefit and other provisions		2.0	6.6	(2.0)
Cash generated from operations before tax and exceptional items		552.0	376.9	397.6